Investments (Other-Than-Temporary Impairment Losses on Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 213	¥ 3,521
Debt securities
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 213	1,000
Equity securities
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities		¥ 2,521